UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Michael W. Stockton
Treasurer
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated July 31, 2006

Washington Mutual Investors FundSM
Investment portfolio

July 31, 2006
        unaudited

		Market value
Common stocks — 97.17%	Shares	(000)

ENERGY — 11.62%
Apache Corp.	4,000,000	$ 281,880
Baker Hughes Inc.	3,210,000	256,639
Chevron Corp.	38,429,800	2,527,912
ConocoPhillips	16,390,500	1,125,044
EOG Resources, Inc.	6,730,000	499,030
Exxon Mobil Corp.	33,126,600	2,243,996
Halliburton Co.	8,600,000	286,896
Marathon Oil Corp.	13,312,612	1,206,655
Schlumberger Ltd.	9,480,000	633,738
		9,061,790

MATERIALS — 2.89%
Air Products and Chemicals, Inc.	4,000,000	255,720
Alcoa Inc.	17,900,000	536,105
E.I. du Pont de Nemours and Co.	11,700,000	464,022
MeadWestvaco Corp.	2,300,000	60,076
PPG Industries, Inc.	4,949,700	304,604
Temple-Inland Inc.	1,400,000	59,556
Weyerhaeuser Co.	9,700,000	569,002
		2,249,085

INDUSTRIALS — 11.90%
3M Co.	4,470,000	314,688
Avery Dennison Corp.	1,700,000	99,671
Boeing Co.	10,200,000	789,684
Caterpillar Inc.	3,500,000	248,045
Deere & Co.	4,888,100	354,729
Deluxe Corp.	2,200,000	37,400
Eaton Corp.	1,200,000	76,920
Emerson Electric Co.	1,700,000	134,164
Fluor Corp.	536,500	47,121
General Dynamics Corp.	2,950,000	197,709
General Electric Co.	74,720,000	2,442,597
Illinois Tool Works Inc.	4,709,773	215,378
Ingersoll-Rand Co. Ltd., Class A	3,400,000	121,720
Lockheed Martin Corp.	3,950,000	314,736
Northrop Grumman Corp.	11,150,000	738,018
Pitney Bowes Inc.	6,014,900	248,536
R.R. Donnelley & Sons Co.	6,337,300	184,986
Raytheon Co.	4,000,000	180,280
Southwest Airlines Co.	7,500,000	$ 134,925
Tyco International Ltd.	19,940,000	520,234
Union Pacific Corp.	1,400,000	119,000
United Parcel Service, Inc., Class B	13,514,000	931,250
United Technologies Corp.	13,210,000	821,530
		9,273,321

CONSUMER DISCRETIONARY — 7.82%
Best Buy Co., Inc.	11,275,000	511,208
Carnival Corp., units	13,000,000	506,480
Gannett Co., Inc.	3,000,000	156,360
General Motors Corp.	3,562,800	114,829
Genuine Parts Co.	3,170,000	131,999
Harley-Davidson Motor Co.	6,300,000	359,100
Home Depot, Inc.	7,300,000	253,383
Johnson Controls, Inc.	3,200,000	245,632
Limited Brands, Inc.[1]	19,887,000	500,357
Lowe’s Companies, Inc.	46,050,000	1,305,518
McDonald’s Corp.	7,000,000	247,730
NIKE, Inc., Class B	1,150,000	90,850
ServiceMaster Co.	9,400,000	96,726
Target Corp.	21,350,000	980,392
TJX Companies, Inc.	9,500,000	231,515
VF Corp.	3,800,000	257,716
Walt Disney Co.	3,500,000	103,915
		6,093,710

CONSUMER STAPLES — 7.55%
Avon Products, Inc.	14,240,000	412,818
Coca-Cola Co.	19,305,000	859,073
ConAgra Foods, Inc.	4,600,000	98,900
General Mills, Inc.	6,700,000	347,730
H.J. Heinz Co.	7,250,000	304,283
Kellogg Co.	7,200,000	346,824
Kimberly-Clark Corp.	10,950,000	668,497
PepsiCo, Inc.	10,912,500	691,634
Procter & Gamble Co.	1,583,100	88,970
Sara Lee Corp.	15,275,000	258,147
Unilever NV (New York registered)	8,400,000	198,912
Walgreen Co.	10,000,000	467,800
Wal-Mart Stores, Inc.	25,750,000	1,145,875
		5,889,463

HEALTH CARE — 12.11%
Abbott Laboratories	26,720,000	1,276,414
Aetna Inc.	3,465,000	109,113
Amgen Inc.[2]	3,456,000	241,021
Becton, Dickinson and Co.	1,480,000	97,562
Bristol-Myers Squibb Co.	64,935,000	1,556,492
Cardinal Health, Inc.	8,850,000	592,950
CIGNA Corp.	1,090,000	99,462
Eli Lilly and Co.	23,045,000	1,308,265
Johnson & Johnson	7,100,000	444,105
McKesson Corp.	2,500,000	125,975
Medtronic, Inc.	11,200,000	$ 565,824
Merck & Co., Inc.	27,540,000	1,109,036
Pfizer Inc	44,606,200	1,159,315
Wyeth	15,650,000	758,556
		9,444,090

FINANCIALS — 22.68%
Allstate Corp.	7,068,300	401,621
American Express Co.	1,000,000	52,060
American International Group, Inc.	11,620,100	704,991
Aon Corp.	3,150,000	107,825
Bank of America Corp.	35,430,000	1,825,708
Bank of New York Co., Inc.	24,050,000	808,321
Citigroup Inc.	45,121,000	2,179,796
Fannie Mae	26,420,000	1,265,782
Freddie Mac	11,440,000	661,918
Hartford Financial Services Group, Inc.	900,000	76,356
HSBC Holdings PLC (ADR)	10,272,000	934,341
J.P. Morgan Chase & Co.	48,431,000	2,209,422
Lincoln National Corp.	7,450,000	422,266
Marsh & McLennan Companies, Inc.	24,070,000	650,612
National City Corp.	6,300,000	226,800
SLM Corp.	2,100,000	105,630
St. Paul Travelers Companies, Inc.	8,720,000	399,376
State Street Corp.	1,500,000	90,090
SunTrust Banks, Inc.	4,500,000	354,915
U.S. Bancorp	16,925,000	541,600
Wachovia Corp.	12,175,000	652,945
Washington Mutual, Inc.	31,878,671	1,424,977
Wells Fargo & Co.	20,165,000	1,458,736
XL Capital Ltd., Class A	1,920,000	122,304
		17,678,392

INFORMATION TECHNOLOGY — 7.43%
Applied Materials, Inc.	11,500,000	181,010
Automatic Data Processing, Inc.	7,450,000	326,012
Dell Inc.[2]	4,300,000	93,224
Electronic Data Systems Corp.	2,400,000	57,360
First Data Corp.	1,410,000	57,598
Hewlett-Packard Co.	26,200,000	836,042
Intel Corp.	26,250,000	472,500
International Business Machines Corp.	17,090,000	1,322,937
Linear Technology Corp.	6,965,000	225,318
Microsoft Corp.	51,200,000	1,230,336
Oracle Corp.[2]	43,541,943	651,823
Texas Instruments Inc.	8,235,300	245,247
Xilinx, Inc.	4,740,000	96,175
		5,795,582

TELECOMMUNICATIONS SERVICES — 6.80%
AT&T Inc.	67,296,849	2,018,233
BellSouth Corp.	41,800,000	1,637,306
Sprint Nextel Corp., Series 1	43,400,000	859,320
Verizon Communications Inc.	23,270,000	786,991
		5,301,850

UTILITIES — 5.99%
Ameren Corp.	4,100,000	$ 211,150
American Electric Power Co., Inc.	7,100,000	256,452
Dominion Resources, Inc.	10,210,000	801,281
Duke Energy Corp.	8,200,000	248,624
Entergy Corp.	2,386,000	183,961
Exelon Corp.	13,575,000	785,992
FirstEnergy Corp.	4,070,300	227,937
FPL Group, Inc.	12,258,000	528,810
NiSource Inc.	2,500,000	56,875
PPL Corp.	6,600,000	224,532
Progress Energy, Inc.	2,743,118	119,463
Public Service Enterprise Group Inc.	10,050,000	677,671
Southern Co.	8,000,000	270,240
Xcel Energy Inc.	4,000,000	80,160
		4,673,148

MISCELLANEOUS — 0.38%
Other common stocks in initial period of acquisition		297,943

Total common stocks (cost: $57,556,111,000)		75,758,374

	Principal amount
Short-term securities — 2.78%	(000)

3M Co. 5.19% due 8/28/2006	$ 50,000	49,797
Abbott Laboratories Inc. 5.21%-5.22% due 8/1-8/15/2006[3]	64,800	64,761
American General Finance Corp. 5.255% due 8/17-8/18/2006	50,000	49,872
CAFCO, LLC 5.155% due 8/7/2006[3]	111,000	110,888
Caterpillar Financial Services Corp. 5.22%-5.28% due 8/8-9/5/2006	55,500	55,333
Clipper Receivables Co., LLC 5.16%-5.36% due 8/11-10/23/2006[3]	114,700	114,167
Coca-Cola Co. 5.24%-5.30% due 8/29-9/25/2006	90,200	89,704
Colgate-Palmolive Co. 5.26% due 8/31/2006[3]	27,200	27,077
Concentrate Manufacturing Co. of Ireland 5.23% due 8/3-8/23/2006[3]	92,000	91,814
Fannie Mae 5.08%-5.29% due 8/23-9/27/2006	82,100	81,639
FCAR Owner Trust I 5.12% due 8/15/2006	50,000	49,892
Federal Farm Credit Banks 5.24% due 9/29/2006	38,000	37,662
Federal Home Loan Bank 5.005%-5.27% due 8/4-10/4/2006	441,720	439,792
Freddie Mac 4.94%-5.235% due 8/1-10/31/2006	125,723	125,051
Gannett Co. 5.24% due 8/24-9/13/2006[3]	75,980	75,592
Harley-Davidson Funding Corp. 5.22% due 8/9/2006[3]	4,500	4,494
Hershey Co. 5.23%-5.24% due 9/6-9/22/2006[3]	42,400	42,138
IBM Capital Inc. 5.25% due 8/24/2006[3]	15,000	14,947
International Lease Finance Corp. 5.08%-5.30% due 8/1-9/19/2006	72,100	71,819
Kimberly-Clark Worldwide Inc. 5.21% due 8/3/2006[3]	13,700	13,694
NetJets Inc. 5.23%-5.24% due 8/15-9/18/2006[3]	51,000	50,765
Ranger Funding Co. LLC 5.34% due 9/1/2006[3]	25,000	24,881
Target Corp. 5.26% due 8/21/2006	25,000	24,923
Tennessee Valley Authority 5.14% due 8/10/2006	81,000	80,884
Triple-A One Funding Corp. 5.28% due 8/11/2006[3]	38,000	37,939
UnionBanCal Commercial Funding Corp. 5.19%-5.35% due 8/14-9/5/2006	117,400	117,396
USAA Capital Corp. 4.98% due 8/15/2006	$ 25,000	$ 24,946
Variable Funding Capital Corp. 5.32%-5.35% due 8/24-10/3/2006[3]	121,700	120,769
Wal-Mart Stores Inc. 5.23%-5.26% due 8/29--9/12/2006[3]	73,500	73,138

Total short-term securities (cost: $2,165,818,000)		2,165,774

Total investment securities (cost: $59,721,929,000)		77,924,148
Other assets less liabilities		39,707

Net assets		$77,963,855
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2Security did not produce income during the last 12 months.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $867,064,000, which represented 1.11% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
July 31, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 7/31/06
Company	shares	Purchases	Sales	shares	(000)	(000)

Limited Brands	19,930,000	—	43,000	19,887,000	$2,989	$500,357

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$19,769,378
Gross unrealized depreciation on investment securities	(1,597,188)
Net unrealized appreciation on investment securities	18,172,190
Cost of investment securities for federal income tax purposes	59,751,958

MFGEFP-901-0906-S6847

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Washington Mutual Investors Fund, Inc.

By /s/ Jeffrey L. Steele, President and PEO
Date: September XX, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO
Date: September XX, 2006

By /s/ Michael W. Stockton, Vice President, Treasurer
And Principal Financial Officer
Date: September XX, 2006